Unit-Based Compensation - Total Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation expense	$ 930	$ 930	$ 1,053	$ 884	$ 1,860	$ 1,937	$ 2,983	$ 1,470	$ 100
Performance Phantom Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation expense	582	582	793	664	1,164	1,457	1,973	954	0
Time-based Phantom Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation expense	193	187	187	147	380	334	724	155	0
Director and other unit grants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation expense	117	122	73	73	239	146	273	361	100
Unit Purchase Program
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation expense	$ 38	$ 39	$ 0	$ 0	$ 77	$ 0	$ 13	$ 0	$ 0